Shareholders' Equity (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding, beginning of year	252,670	238,894	136,256
Changes during the year:
Granted	75,000	30,000	109,625
Exercised		(10,000)
Forfeited	(13,545)	(6,224)	(6,987)
Outstanding, year end	314,125	252,670	238,894
Vested and expected to vest	192,584	154,333	88,766
Exercisable at year end	182,584	144,333	88,766
Weighted-average exercise price
Outstanding, beginning of year	$ 6.21	$ 6.65	$ 9.62
Changes during the year:
Granted	2.13	2.13	2.78
Exercised		2.96
Forfeited	49.09	8.56	12.49
Outstanding, year end	3.39	6.21	6.65
Vested and expected to vest	4.10	8.44	12.47
Exercisable at year end	$ 4.17	$ 8.82	$ 12.47